Roundhill Magnificent Seven ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 33.9%
Auto Manufacturers — 5.8%
Tesla, Inc. (a)	68,968	$12,123,885

Computers — 5.6%
Apple, Inc.	68,631	11,768,844

Internet — 16.2%
Alphabet, Inc. - Class A (a)	92,376	13,942,309
Amazon.com, Inc. (a)	67,960	12,258,625
Meta Platforms, Inc. - Class A	15,524	7,538,144
		33,739,078
Semiconductors — 0.6%
NVIDIA Corp.	1,382	1,248,720

Software — 5.7%
Microsoft Corp.	28,500	11,990,520

TOTAL COMMON STOCKS (Cost $70,341,658)		70,871,047

SHORT-TERM INVESTMENTS - 55.5%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 5.23% (b)	979,689	979,689
Total Money Market Fund (Cost $979,689)		979,689

U.S. Treasury Bills — 55.0%
5.39%, 05/02/2024 (c)(d)	115,468,000	114,946,933
Total U.S. Treasury Bills (Cost $114,946,933)		114,946,933
TOTAL SHORT-TERM INVESTMENTS (Cost $115,926,622)		115,926,622

TOTAL INVESTMENTS (Cost $186,268,280) — 89.4%		186,797,669
Other assets and liabilities, net — 10.6%		22,027,046
NET ASSETS — 100.0%		$208,824,715

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.
(c)	The rate shown is the effective yield as of March 31, 2024.
(d)	Held as collateral for total return swaps.
Percentages are stated as a percent of net assets.

Roundhill Magnificent Seven ETF
Schedule of Total Return Swaps
March 31, 2024 (Unaudited)

Long Total Return Equity Swaps	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Upfront Premiums Paid/Received	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Alphabet, Inc. - Class A Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	$-	$15,647,183	$917,988
Amazon.com, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	16,098,010	1,851,243
Apple, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	19,156,970	(1,072,346)
Meta Platforms, Inc. - Class A Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	18,187,254	2,805,827
Microsoft Corp. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	16,292,648	949,299
NVIDIA Corp. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	20,837,383	7,396,156
Tesla, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	May 14, 2024	-	19,977,675	(1,754,405)
						$-	$126,197,123	$11,093,762

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$70,871,047	$-	$-	$70,871,047
Money Market Fund	979,689	-	-	979,689
U.S. Treasury Bills	-	114,946,933	-	114,946,933
Total Investments - Assets	$71,850,736	$114,946,933	$-	$186,797,669

Swap Contracts^
Long Total Return Equity Swap Contracts	$11,093,762	$-	$-	$11,093,762
Total Swap Contracts	$11,093,762	$-	$-	$11,093,762

* See the Schedule of Investments for industry classifications.
^ Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.